NATIONWIDE

VA SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Total Return Series - Initial Class (MTRS)
1,111 shares (cost $20,720)	$25,753
NVIT Nationwide Fund - Class I (TRF)
367,408 shares (cost $3,885,202)	5,882,201
NVIT Government Bond Fund - Class I (GBF)
140,383 shares (cost $1,624,212)	1,504,909
NVIT Money Market Fund - Class I (SAM)
438,580 shares (cost $438,580)	438,580
NVIT Large Cap Growth Fund - Class I (NVOLG1)
42,937 shares (cost $804,505)	683,134
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
71,703 shares (cost $1,693,180)	1,621,206
VP Balanced Fund - Class I (ACVB)
244,644 shares (cost $1,627,940)	1,705,166
Equity-Income Portfolio - Initial Class (FEIP)
1,133 shares (cost $25,763)	24,893
VIP Growth Portfolio - Initial Class (FGP)
155,487 shares (cost $5,822,180)	9,221,958

Total Investments	$21,107,800

Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,413
Accounts Receivable - VIP Growth Portfolio - Initial Class (FGP)	4,657
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	2,177
Accounts Payable - Equity-Income Portfolio - Initial Class (FEIP)	(26)
Accounts Payable - Total Return Series - Initial Class (MTRS)	(18)
Other Accounts Payable	(167)

$21,115,836

Contract Owners’ Equity:
Accumulation units	20,976,946
Contracts in payout (annuitization) period (note 1f)	138,890

Total Contract Owners’ Equity (note 5)	$21,115,836

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	MTRS	TRF	GBF	SAM	NVOLG1	AMCG	ACVB
Reinvested dividends	$151,547	724	80,906	32,792	29	5,021	-	27,071
Mortality and expense risk charges (note 2)	(279,750)	(348)	(70,733)	(26,097)	(6,521)	(6,059)	(21,447)	(22,572)

Net investment income (loss)	(128,203)	376	10,173	6,695	(6,492)	(1,038)	(21,447)	4,499

Realized gain (loss) on investments	716,826	112	93,826	(48,500)	-	(5,912)	(18,342)	7,210
Change in unrealized gain (loss) on investments	(1,324,561)	512	417,757	37,789	-	(121,371)	5,655	(7,372)

Net gain (loss) on investments	(607,735)	624	511,583	(10,711)	-	(127,283)	(12,687)	(162)

Reinvested capital gains	1,294,413	814	-	-	10	148,443	76,717	76,072

Net increase (decrease) in contract owners’ equity resulting from operations	$558,475	1,814	521,756	(4,016)	(6,482)	20,122	42,583	80,409

Investment Activity:	FEIP	FGP	CAF
Reinvested dividends	$535	3,579	890
Mortality and expense risk charges (note 2)	(315)	(122,806)	(2,852)

Net investment income (loss)	220	(119,227)	(1,962)

Realized gain (loss) on investments	(48)	579,579	108,901
Change in unrealized gain (loss) on investments	1,924	(1,479,258)	(180,197)

Net gain (loss) on investments	1,876	(899,679)	(71,296)

Reinvested capital gains	1,406	929,465	61,486

Net increase (decrease) in contract owners’ equity resulting from operations	$3,502	(89,441)	(11,772)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		MTRS		TRF		GBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(128,203)	(141,317)	376	296	10,173	(6,067)	6,695	11,069
Realized gain (loss) on investments	716,826	1,112,209	112	119	93,826	127,683	(48,500)	(16,887)
Change in unrealized gain (loss) on investments	(1,324,561)	(1,556,777)	512	(1,753)	417,757	(134,300)	37,789	(26,743)
Reinvested capital gains	1,294,413	1,024,872	814	909	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	558,475	438,987	1,814	(429)	521,756	(12,684)	(4,016)	(32,561)

Equity transactions:
Purchase payments received from contract owners (note 3)	67,149	185,092	-	-	23,113	21,400	10,831	844
Transfers between funds	-	-	-	-	317,905	1,021	(306,973)	381,253
Redemptions (note 3)	(2,700,140)	(2,332,050)	-	-	(514,115)	(477,106)	(322,985)	(378,906)
Annuity benefits	(17,178)	(18,022)	-	-	(4,344)	(4,482)	-	-
Contract maintenance charges (note 2)	(21,300)	(23,456)	-	-	(5,303)	(5,653)	(1,880)	(2,160)
Contingent deferred sales charges (note 2)	(140)	-	-	-	-	-	-	-
Adjustments to maintain reserves	6,529	5,784	(2)	(1)	1,766	1,500	(74)	(55)

Net equity transactions	(2,665,080)	(2,182,652)	(2)	(1)	(180,978)	(463,320)	(621,081)	976

Net change in contract owners’ equity	(2,106,605)	(1,743,665)	1,812	(430)	340,778	(476,004)	(625,097)	(31,585)
Contract owners’ equity beginning of period	23,222,441	24,966,106	23,923	24,353	5,543,600	6,019,604	2,129,941	2,161,526

Contract owners’ equity end of period	$21,115,836	23,222,441	25,735	23,923	5,884,378	5,543,600	1,504,844	2,129,941

CHANGES IN UNITS:
Beginning units	704,784	632,407	785	785	100,447	108,664	62,185	62,218
Units purchased	84,454	220,590	-	-	6,236	405	794	11,122
Units redeemed	(138,250)	(148,213)	-	-	(9,678)	(8,622)	(18,793)	(11,155)

Ending units	650,988	704,784	785	785	97,005	100,447	44,186	62,185

	SAM		NVOLG1		AMCG		ACVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6,492)	(7,670)	(1,038)	-	(21,447)	(3,621)	4,499	8,257
Realized gain (loss) on investments	-	-	(5,912)	-	(18,342)	(1,851)	7,210	31,307
Change in unrealized gain (loss) on investments	-	-	(121,371)	-	5,655	(77,630)	(7,372)	(321,227)
Reinvested capital gains	10	-	148,443	-	76,717	-	76,072	203,866

Net increase (decrease) in contract owners’ equity resulting from operations	(6,482)	(7,670)	20,122	-	42,583	(83,102)	80,409	(77,797)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,818	148,106	30,005	-	1,382	-	-	3,005
Transfers between funds	(19,202)	77,928	711,205	-	(28,288)	1,860,635	40,406	(43,503)
Redemptions (note 3)	(152,276)	(126,564)	(77,814)	-	(185,731)	(7,071)	(404,117)	(311,962)
Annuity benefits	-	-	-	-	(2,924)	(263)	-	-
Contract maintenance charges (note 2)	(563)	(583)	(405)	-	(2,015)	(195)	(1,724)	(1,972)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(24)	(6)	(11)	-	1,157	26,451	(20)	(14)

Net equity transactions	(170,247)	98,881	662,980	-	(216,419)	1,879,557	(365,455)	(354,446)

Net change in contract owners’ equity	(176,729)	91,211	683,102	-	(173,836)	1,796,455	(285,046)	(432,243)
Contract owners’ equity beginning of period	615,286	524,075	-	-	1,796,455	-	1,990,165	2,422,408

Contract owners’ equity end of period	$438,557	615,286	683,102	-	1,622,619	1,796,455	1,705,119	1,990,165

CHANGES IN UNITS:
Beginning units	38,319	32,214	-	-	184,843	-	113,497	132,841
Units purchased	528	15,776	74,225	-	349	189,684	2,322	2,100
Units redeemed	(11,177)	(9,671)	(7,860)	-	(23,291)	(4,841)	(23,740)	(21,444)

Ending units	27,670	38,319	66,365	-	161,901	184,843	92,079	113,497

	FEIP		FGP		CAF		AMBP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$220	403	(119,227)	(112,799)	(1,962)	(8,349)	-	(22,836)
Realized gain (loss) on investments	(48)	(18)	579,579	731,770	108,901	86,551	-	153,535
Change in unrealized gain (loss) on investments	1,924	(3,628)	(1,479,258)	(376,120)	(180,197)	(146,496)	-	(468,880)
Reinvested capital gains	1,406	2,045	929,465	334,261	61,486	99,453	-	384,338

Net increase (decrease) in contract owners’ equity resulting from operations	3,502	(1,198)	(89,441)	577,112	(11,772)	31,159	-	46,157

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	4,708	-	3,104	-	3,925
Transfers between funds	-	-	(2,092)	(358,752)	(712,961)	(17,049)	-	(1,901,533)
Redemptions (note 3)	-	-	(953,344)	(700,648)	(89,758)	(106,196)	-	(223,597)
Annuity benefits	-	-	(9,910)	(10,281)	-	-	-	(2,996)
Contract maintenance charges (note 2)	-	-	(9,080)	(9,910)	(330)	(832)	-	(2,151)
Contingent deferred sales charges (note 2)	-	-	(140)	-	-	-	-	-
Adjustments to maintain reserves	(4)	-	3,752	3,327	(11)	(21)	-	(25,397)

Net equity transactions	(4)	-	(970,814)	(1,071,556)	(803,060)	(120,994)	-	(2,151,749)

Net change in contract owners’ equity	3,498	(1,198)	(1,060,255)	(494,444)	(814,832)	(89,835)	-	(2,105,592)
Contract owners’ equity beginning of period	21,369	22,567	10,286,870	10,781,314	814,832	904,667	-	2,105,592

Contract owners’ equity end of period	$24,867	21,369	9,226,615	10,286,870	-	814,832	-	-

CHANGES IN UNITS:
Beginning units	553	553	178,014	197,399	26,141	29,982	-	67,751
Units purchased	-	-	-	778	-	602	-	123
Units redeemed	-	-	(17,570)	(20,163)	(26,141)	(4,443)	-	(67,874)

Ending units	553	553	160,444	178,014	-	26,141	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP International Fund - Class I (ACVI)*

FEDERATED INVESTORS

Managed Tail Risk Fund II: Primary Shares (FVCA2P)*

High Income Bond Fund II - Primary Shares (FHIB)*

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange and Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities Exchange and Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an administrative charge of 0.15%, for a total variable account charge of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2016.

	Total	MTRS	TRF	GBF	SAM	NVOLG1	AMCG	ACVB

1.30%	$279,087	$-	$70,733	$26,097	$6,521	$6,059	$21,447	$22,572
1.40%	663	348	-	-	-	-	-	-

Totals	$279,750	$348	$70,733	$26,097	$6,521	$6,059	$21,447	$22,572

	FEIP	FGP	CAF

1.30%	$-	$122,806	$2,852
1.40%	315	-	-

Totals	$315	$122,806	$2,852

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $1,060 and $14, respectively, and total transfers from the Account to the fixed account were $679,241 and $282,659, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $133 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$21,107,800	$-	$-	$21,107,800

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Total Return Series - Initial Class (MTRS)	$1,538	$348
NVIT Nationwide Fund - Class I (TRF)	416,997	589,568
NVIT Government Bond Fund - Class I (GBF)	60,477	674,789
NVIT Money Market Fund - Class I (SAM)	8,018	184,723
NVIT Large Cap Growth Fund - Class I (NVOLG1)	895,689	85,272
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	79,564	241,871
VP Balanced Fund - Class I (ACVB)	130,503	415,368
Equity-Income Portfolio - Initial Class (FEIP)	1,941	315
VIP Growth Portfolio - Initial Class (FGP)	933,919	1,098,255
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	62,376	805,924

	$2,591,022	$4,096,433

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Series - Initial Class (MTRS)
2016	1.40%	785	$32.78	$25,735	2.91%	7.57%
2015	1.40%	785	30.48	23,923	2.63%	-1.77%
2014	1.40%	785	31.02	24,353	1.88%	6.98%
2013	1.40%	785	29.00	22,764	1.80%	17.38%
2012	1.40%	785	24.71	19,394	2.77%	9.70%
NVIT Nationwide Fund - Class I (TRF)
2016	1.30%	97,005	60.28	5,847,886	1.48%	9.94%
2015	1.30%	100,447	54.83	5,507,708	1.21%	-0.38%
2014	1.30%	108,664	55.04	5,980,681	1.16%	10.69%
2013	1.30%	117,144	49.72	5,824,800	1.29%	29.40%
2012	1.30%	127,035	38.43	4,881,533	1.38%	12.73%
NVIT Government Bond Fund - Class I (GBF)
2016	1.30%	44,186	34.06	1,504,844	1.65%	-0.56%
2015	1.30%	62,185	34.25	2,129,941	1.82%	-1.41%
2014	1.30%	62,218	34.74	2,161,526	1.95%	3.21%
2013	1.30%	72,153	33.66	2,428,615	1.86%	-5.30%
2012	1.30%	86,779	35.54	3,084,522	2.11%	1.71%
NVIT Money Market Fund - Class I (SAM)
2016	1.30%	27,670	15.85	438,557	0.01%	-1.29%
2015	1.30%	38,319	16.06	615,286	0.00%	-1.30%
2014	1.30%	32,214	16.27	524,075	0.00%	-1.30%
2013	1.30%	29,881	16.48	492,507	0.00%	-1.30%
2012	1.30%	24,179	16.70	403,791	0.00%	-1.30%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.30%	66,365	10.29	683,102	0.75%	2.93%	****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	1.30%	161,901	9.87	1,598,740	0.00%	3.04%
2015	1.30%	184,843	9.58	1,771,395	0.00%	-4.17%	****
VP Balanced Fund - Class I (ACVB)
2016	1.30%	92,079	18.52	1,705,119	1.56%	5.61%
2015	1.30%	113,497	17.54	1,990,165	1.69%	-3.84%
2014	1.30%	132,841	18.24	2,422,408	1.52%	8.43%
2013	1.30%	143,879	16.82	2,419,810	1.59%	15.90%
2012	1.30%	153,473	14.51	2,227,052	2.06%	10.34%
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.40%	553	44.97	24,867	2.37%	16.37%
2015	1.40%	553	38.64	21,369	3.23%	-5.31%
2014	1.40%	553	40.81	22,567	2.90%	7.20%
2013	1.40%	553	38.07	21,052	2.58%	26.35%
2012	1.40%	553	30.13	16,661	3.21%	15.66%
VIP Growth Portfolio - Initial Class (FGP)
2016	1.30%	160,444	57.02	9,148,096	0.04%	-0.51%
2015	1.30%	178,014	57.31	10,201,531	0.25%	5.78%
2014	1.30%	197,399	54.18	10,694,157	0.18%	9.85%
2013	1.30%	221,137	49.32	10,905,853	0.29%	34.56%
2012	1.30%	248,464	36.65	9,106,066	0.60%	13.19%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.30%	26,141	31.17	814,832	0.34%	3.31%
2014	1.30%	29,982	30.17	904,667	0.36%	9.88%
2013	1.30%	29,931	27.46	821,876	0.65%	28.05%
2012	1.30%	32,892	21.44	705,357	0.42%	12.54%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	67,751	30.67	2,077,834	0.00%	2.83%
2013	1.30%	75,870	29.83	2,262,830	0.00%	16.94%
2012	1.30%	85,180	25.50	2,172,422	0.00%	7.92%

2016	Reserves for annuity contracts in payout phase:				$138,890
2016	Contract owners’ equity:				$21,115,836
2015	Reserves for annuity contracts in payout phase:				$146,291
2015	Contract owners’ equity:				$23,222,441
2014	Reserves for annuity contracts in payout phase:				$153,838
2014	Contract owners’ equity:				$24,966,106
2013	Reserves for annuity contracts in payout phase:				$152,714
2013	Contract owners’ equity:				$25,352,821
2012	Reserves for annuity contracts in payout phase:				$127,078
2012	Contract owners’ equity:				$22,743,876
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.